Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information

16. Segment Information

We conduct business globally and are primarily managed on a geographic theater basis. Our chief operating decision maker reviews financial information presented on a consolidated basis accompanied by information about revenue by geographic region for purposes of allocating resources and evaluating financial performance. We have one business activity, and there are no segment managers who are held accountable for operations, operating results, and plans for levels, components, or types of products or services below the consolidated unit level. Accordingly, we are considered to be in a single reportable segment and operating unit structure.

Revenue by geographic region based on the billing address is as follows (in thousands):

	Year Ended December 31,
	2011	2012	2013
Revenue:
United States	$30,050	$66,556	$116,730
EMEA	1,129	6,628	22,845
APAC	1,142	6,488	16,004
Other	1,337	3,644	5,973

Total revenue	$33,658	$83,316	$161,552

Substantially all of our assets were attributable to operations in the United States as of December 31, 2012, and 2013.